As filed with the Securities and Exchange Commission on June 16, 2009

Securities Act File No. 333-159670

______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. 0

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2999, Hartford, Connecticut 01604-2999

(Address of Principal Executive Offices) (Zip Code)

1-860-843-9934

(Registrant’s Area Code and Telephone Number)

Edward P. Macdonald, Esq.

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

_______________

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 2, 2009, or as soon thereafter as practicable, pursuant to a request for acceleration.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE HARTFORD MUTUAL FUNDS, INC.

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Joint Meeting of Shareholders

Part A – Combined Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for The Hartford Mutual Funds, Inc. is being filed for the purpose of (1) updating the operating expenses, the expense examples, the performance information and the capitalization of The Hartford Income Allocation Fund and The Hartford Total Return Bond Fund contained within the Registrant’s Part A (Combined Proxy Statement and Prospectus), and (2) filing as an exhibit the consent of the independent registered public accounting firm.

THE HARTFORD MUTUAL FUNDS, INC.,
On behalf of
The Hartford Income Allocation Fund

July __, 2009

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders (the “Special Meeting”) of The Hartford Income Allocation Fund (the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc. (the “Company”). The Special Meeting will take place on [September 9,] 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089.

At the Special Meeting, shareholders of the Acquired Fund will be asked to vote on the matters listed in the attached Notice of Special Meeting of Shareholders. As discussed in the enclosed Combined Proxy Statement/Prospectus (“Proxy Statement”), the purpose of the Special Meeting is: (i) to vote on the proposed Agreement and Plan of Reorganization (the “Reorganization Plan”) pursuant to which all of the assets and liabilities of the Acquired Fund will be acquired by The Hartford Total Return Bond Fund, another series of the Company (the “Acquiring Fund”); and (ii) to transact such other business as may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

We request that you complete the enclosed voting instruction card or proxy card for the upcoming Special Meeting. The Company’s Board of Directors has reviewed and approved the proposal and recommends that you vote FOR the proposal. The Proxy Statement provides more information on the Reorganization Plan. Please read it carefully and return your completed voting instruction card or proxy card in the enclosed addressed, postage-paid envelope; or take advantage of the telephonic or internet voting procedures described in the Proxy Statement. YOUR VOTE IS IMPORTANT. If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative of HIFSCO or from our proxy solicitor, Broadridge Communication Solutions, Inc., reminding you to vote your shares.

Very truly yours,

Robert Arena
PRESIDENT AND CHIEF EXECUTIVE OFFICER

IMPORTANT INFORMATION

We encourage you to read the enclosed proxy statement. However, we thought it would be helpful to provide brief answers to some questions.

Q. 1.	What proposal are shareholders being asked to consider at the upcoming special meeting?

A. 1.

Shareholders of The Hartford Income Allocation Fund (the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc. (the “Company”), are being asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Reorganization Plan”) whereby The Hartford Total Return Bond Fund (the “Acquiring Fund”), another series of the Company, will acquire all of the assets and liabilities of the Acquired Fund (the “Reorganization”).

Q. 2.	How will the Reorganization benefit the Acquired Fund and its shareholders?

A. 2.

The Reorganization is expected to benefit the Acquired Fund’s shareholders by: (1) addressing the low asset level and lack of growth of the Acquired Fund by reorganizing it into a larger fund – the Acquiring Fund – that is anticipated to provide greater opportunities to realize economies of scale and (2) offering shareholders of the Acquired Fund investment in a fund with a similar, although not identical, investment goal and substantially lower net total operating expenses.

Q. 3.	Why are shareholders being asked to approve the proposed Reorganization?

A. 3.

The Acquired Fund and Acquiring Fund are series of the Company, an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires that the shareholders of the Acquired Fund approve that Fund’s Reorganization into the Acquiring Fund.

Q. 4.	Are there differences between the Acquiring Fund’s investment objective and the investment objective of the Acquired Fund?

A. 4.

Yes. The investment objectives of the Acquired Fund and the Acquiring Fund are similar, but not identical. The Acquired Fund seeks current income and, as a secondary objective, capital preservation. The Acquiring Fund’s investment goal is to seek a competitive total return – that is, a combination of current income and capital appreciation – with income as a secondary objective.

Q. 5.	What are the other main differences between the Acquired Fund and the Acquiring Fund?

A. 5.

The Acquired Fund and the Acquiring Fund have different investing structures. The Acquired Fund is a fund of funds that seeks to achieve its objective by investing in a mix of underlying Hartford Mutual Funds – including the Acquiring Fund –and exchange traded funds, while the Acquiring Fund invests directly in portfolio securities. The Acquiring Fund seeks to achieve its objective by investing primarily in investment grade bonds with maturities of at least one year.

Q. 6.	Who are the adviser and sub-adviser of the Acquiring Fund?

A. 6.

The investment adviser of the Acquiring Fund, Hartford Investment Financial Services, LLC (“HIFSCO”), is also the investment adviser of the Acquired Fund. The Acquiring Fund’s sub-adviser, Hartford Investment Management Company (“Hartford Investment Management”), is also the sub-adviser of the Acquired Fund.

Q. 7.	Will the Reorganization result in different expenses for shareholders of the Acquired Fund?

A. 7.

Yes, the Acquiring Fund has different expenses than the Acquired Fund. The shareholders of the Acquired Fund will be subject to the Acquiring Fund’s fee schedule. Although the Acquiring Fund’s contractual management fee is higher than that of the Acquired Fund, it is expected that, after the completion of the Reorganization, the shareholders of the Acquired Fund will benefit from substantially lower total net operating expenses. For a more detailed discussion of fees and expenses, see “Benefits of the Reorganization for the Acquired Fund’s Shareholders” in the enclosed Combined Proxy Statement/Prospectus (the “Proxy Statement”).

Q. 8.	Will the Reorganization be considered a taxable event for Federal income tax purposes?

A. 8.

No. It is anticipated that the Reorganization will qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Fund, the Acquiring Fund and their shareholders are not expected to recognize any gain or loss for Federal income tax purposes from the Reorganization.

Q. 9.	Has the Board of Directors approved the Reorganization Plan?

A. 9.	Yes. The Company’s Board of Directors has reviewed and approved the Reorganization Plan. The Board recommends that you vote FOR the Reorganization Plan.

Q. 10.	In the Reorganization, will I receive shares of the Acquiring Fund of the same class as the shares of the Acquired Fund that I now hold?

A. 10.	Yes. You will receive shares of the Acquiring Fund of the same class as the shares you own of the Acquired Fund.

Q. 11.	Will I own the same number of shares of the Acquiring Fund as I currently own of the Acquired Fund?

A.11.

No, you will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Acquired Fund you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset value of the shares of Acquired Fund and the Acquiring Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share of the Acquired Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Acquired Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share of the Acquired Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Acquired Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Acquired Fund shares immediately prior to the Reorganization.

Q.12.	Will my rights and privileges as a shareholder change after the Reorganization?

A.12.

No. Your rights and privileges as a shareholder will not change in any substantial way as a result of the Reorganization. In addition, the shareholder services available to you after the Reorganization will be substantially the same.

Q.13.	What if I redeem or exchange my shares before the Reorganization takes place?

A.13.

If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction. Also, in the case of redemption, any applicable contingent deferred sales charges or redemption fees will be applied to the proceeds of your redemption.

Q. 14.	How can I vote?

A. 14.	You can vote:

• By mail: complete and return your proxy card in the enclosed pre-addressed postage-paid envelope.

• By telephone: call the toll-free number listed on your proxy card and follow the recorded instructions.

•	By internet: log on to the web site listed on your proxy card and follow the on-screen instructions.

            You can also vote in person by attending the Special Meeting of Shareholders (the “Special Meeting”). Whichever method you choose, please take the time to read the Proxy Statement before you vote.

Q. 15.	When should I vote?

A. 15.

Please vote as soon as possible. You may submit your vote at any time before the date of the Special Meeting. Representatives of HIFSCO or Broadridge Investor Communication Solutions, Inc., a firm authorized by The Hartford to assist in the solicitation of proxies, may be contacting you to urge you to vote on this important matter.

Q. 16.	Where can I obtain additional information about this Proxy Statement?

A. 16.

For information about voting, please call toll free 866-615-7868. To obtain additional information about the Proxy Statement or to view a copy of the Proxy Statement, please go to www.proxyvote.com on or after July __, 2009. You will need your proxy access code, which will be included on your proxy card, in order to view the proxy statement online.

THE ATTACHED PROXY STATEMENT CONTAINS MORE DETAILED INFORMATION ABOUT THE
REORGANIZATION PLAN. PLEASE READ IT CAREFULLY.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders (the “Special Meeting”) of The Hartford Income Allocation Fund (the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc. (the “Company”), will take place on [September 9,] 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089 for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Acquired Fund by The Hartford Total Return Bond Fund (the “Acquiring Fund”), a series of the Company, solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”);

2.	To transact such other business as may properly come before the Special Meeting.

The Board of Directors of the Company recommends that you vote FOR the proposed Reorganization. Shareholders of record of the Acquired Fund on [June 22], 2009 are entitled to notice of and to vote at the Special Meeting.

Please read the enclosed Combined Proxy Statement/Prospectus (“Proxy Statement”) carefully for information concerning the proposals to be placed before the Special Meeting or any adjournments or postponements thereof. Additional matters would include only matters that were not anticipated as of the date of the enclosed Proxy Statement.

The Acquired Fund issues and sells it shares to qualified retirement plans (each a “Retirement Plan”). As the owner of plan assets, each Retirement Plan is the registered shareholder of the Acquired Fund and is entitled to vote its shares accordingly. Retirement Plan fiduciaries should forward the proxy materials (or arrange to have the proxy materials forwarded) to the appropriate plan participants and beneficiaries as required by applicable law and the plan documents governing the Retirement Plan.

YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE SPECIAL MEETING, PLEASE FILL IN, SIGN, DATE, AND MAIL THE ENCLOSED VOTING INSTRUCTION CARD OR PROXY CARD AS PROMPTLY AS POSSIBLE, OR TAKE ADVANTAGE OF THE TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED IN THE PROXY STATEMENT, IN ORDER TO SAVE ANY FURTHER SOLICITATION EXPENSE. AN ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED.

By Order of the Board of Directors of The Hartford Mutual Funds, Inc.,

Edward P. Macdonald Secretary

[July __], 2009

i

TABLE OF CONTENTS
(continued)

ii

TABLE OF CONTENTS
(continued)

Page

APPENDIX C: BENEFICIAL OWNERS	C-1

PART B: STATEMENT OF ADDITIONAL INFORMATION	Part B-1

iii

COMBINED PROXY STATEMENT/PROSPECTUS

[July ___], 2009

PROXY STATEMENT FOR:

THE HARTFORD INCOME ALLOCATION FUND
(a series of The Hartford Mutual Funds, Inc.)

P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824

PROSPECTUS FOR:

THE HARTFORD TOTAL RETURN BOND FUND
(a series of The Hartford Mutual Funds, Inc.)

P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824

INTRODUCTION

This Combined Proxy Statement/Prospectus (“Proxy Statement”) is furnished in connection with a solicitation of proxies made by, and on behalf of the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”), in connection with the Special Meeting of Shareholders (the “Special Meeting”) of The Hartford Income Allocation Fund (the “Acquired Fund”), to be held on [September 9], 2009, at 10:00 a.m. Eastern Time, at the offices of Hartford Investment Financial Services, LLC (“HIFSCO”), 200 Hopmeadow Street, Simsbury, Connecticut 06089, and at any adjournment(s) or postponement(s) of the Special Meeting.

At a meeting held on May 6, 2009, the Board approved the Agreement and Plan of Reorganization (the “Reorganization Plan”) relating to the proposed reorganization of the Acquired Fund into The Hartford Total Return Bond Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”), both of which are series of the Company. This Proxy Statement provides you with information about this proposed reorganization (the “Reorganization”).

The approximate mailing date of this Proxy Statement is July [15], 2009. The costs of solicitation, including the cost of preparing and mailing the Notice of the Special Meeting and this Proxy Statement, will be paid by HIFSCO. Representatives of HIFSCO or Broadridge Communication Solutions, Inc., (“Broadridge”), a firm authorized by The Hartford to assist in the solicitation of proxies and voting instructions, may contact you to solicit your proxy by mail or by telephone. As the meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Broadridge if their votes have not yet been received. Proxies and voting instructions that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

HIFSCO, the Funds’ investment manager and principal underwriter, is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

This Proxy Statement, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information (“SAI”) dated [July __], 2009 relating to this Proxy Statement, and containing additional information about the Reorganization Plan and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions, and risks of each of the Funds, see the Prospectus and Statement of Additional Information of the Company dated March 1, 2009 (File Nos. 333-02381/811-07589), as supplemented, each of which is incorporated herein by reference and is available, without charge, by calling 1-888-843-7824 or by writing to The Hartford Mutual Funds at P.O. Box 64387, St. Paul, Minnesota 55164-0387. The Company’s annual report dated October 31, 2008 [and semi-annual report dated April 30, 2009] (File No. 811-07589) are incorporated herein by reference.

You may also obtain proxy materials, reports, and other information filed by the Company from the SEC’s Public Reference Section (1-202-551-8090) in Washington, D.C., or from the SEC’s internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Acquired Fund may issue and sell its shares to certain qualified retirement plans (the “Retirement Plans”). The Retirement Plans are the shareholders of the Acquired Fund. If you own shares beneficially through a Retirement Plan, you should contact the plan sponsor, trustee, or other administrator for information regarding your right to provide instructions as to the voting of Acquired Fund shares. If you are a Retirement Plan sponsor, trustee, or other administrator and are authorized to vote shares held by a Retirement Plan, please complete the enclosed proxy card and return it in the enclosed envelope.

Shareholders may revoke authority to vote their shares at any time by submitting another, later dated proxy, by submitting written notice of revocation to the Secretary of the Company or by voting in person at the Special Meeting. Unless revoked, properly executed voting instruction cards or proxy cards that have been returned by shareholders without instructions will be voted “FOR” the proposal to approve the Reorganization Plan, which provides for the acquisition of all of the assets and liabilities of the Acquired Fund by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Proposal”). In instances where choices are specified by shareholders in the voting instruction cards or proxy cards, those shareholders’ votes will be voted or the votes will be withheld in accordance with the shareholders’ choices. Votes can be cast to approve or disapprove the Proposal. Abstentions and broker non-votes (proxy cards received by the Company from brokers or nominees when the broker or nominee has not received instructions from the beneficial owner or other persons entitled to vote and has no discretion to vote on a particular matter) will be counted as present for purposes of determining whether a quorum of shares is present at the Special Meeting, and will have the same effect as a vote “AGAINST” the Proposal. So far as the Board is aware, no matters other than those described in this Proxy Statement will be acted upon at the Special Meeting. Should any other matters properly come before the Special Meeting calling for a vote of shareholders, the persons named as proxies intend to vote upon such matters according to their best judgment.

Shareholders may vote by completing and returning the enclosed voting instruction card or proxy card. Shareholders may also vote by touchtone telephone or by internet, by following the instructions on the proxy card. Shareholders may also vote in person by attending the Special Meeting. To vote by internet or by telephone, a shareholder will need the “control number” that appears on the proxy card. After inputting this number, the shareholder will be prompted to provide their voting instructions on the Proposal. Shareholders will have an opportunity to review the voting instructions and make any necessary changes before submitting the voting instructions and terminating the telephone call or internet link.

In all cases where a telephonic proxy or voting instructions are solicited by Broadridge, the Broadridge representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Broadridge, then the Broadridge representative will explain the proxy voting process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Broadridge representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Broadridge representative immediately if his or her instructions are not correctly reflected in the confirmation.

Although a shareholder’s vote may be solicited and taken by telephone, each shareholder will also receive a copy of this Proxy Statement and may vote by mail using the enclosed proxy card or voting instruction card, or by touchtone telephone or the internet as set forth on the voting instruction and proxy cards. The last proxy vote received in time to be voted, whether by voting instruction card or proxy card, touchtone telephone or internet, will be the vote that is counted and will revoke all previous votes by the shareholder.

Only those shareholders who own shares as of the close of business on [June 22], 2009 (the “Record Date”) may vote at the Special Meeting or any adjournment(s) or postponement(s) of the Special Meeting. As of the Record Date, there were [_______] issued and outstanding shares of the Acquired Fund. Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote.

The presence, either in person or by proxy, of shareholders who own a majority of shares of the Acquired Fund entitled to vote at the Special Meeting shall constitute a quorum. If a quorum is present but sufficient votes to approve any proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. In determining whether to adjourn the Special Meeting, the following factors may be considered: the nature of the Proposal that is the subject of the Special Meeting, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. A shareholder vote may be taken on the Proposal prior to any adjournment provided that there is a quorum. If the Proposal receives a sufficient number of votes for approval prior to any adjournment, the Proposal shall be deemed adopted and shall not require any further shareholder approval at any adjournment or otherwise. For purposes of adjournment to vote on the Proposal, the persons named as proxies will vote FOR such adjournment for those proxies for which they are entitled to vote FOR the Proposal and will vote AGAINST any such adjournment for those proxies for which they are required to be voted AGAINST the Proposal. Abstentions and broker non-votes will not be voted either for or against the adjournment. At any subsequent reconvening of the meeting, proxies will (unless previously revoked) be voted in the same manner as they would have been voted at the Meeting.

PROPOSAL

APPROVAL OF THE REORGANIZATION PLAN

GENERAL OVERVIEW

At a meeting held on May 6, 2009 the Board of Directors of the Company approved the Reorganization Plan related to the proposed Reorganization.

Each of the Acquired Fund and the Acquiring Fund is a series of the Company. This Proxy Statement provides you with information about the Reorganization Plan.

If shareholders of the Acquired Fund approve the proposed Reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, the Acquired Fund will distribute to you your portion of the shares of the Acquiring Fund it receives in the Reorganization. Shareholders of the Acquired Fund will receive either Class A, B, C, I, R3, R4 or R5 shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, B, C, I, R3, R4 or R5 shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization. Following the Reorganization, the Acquired Fund will liquidate.

Because you, as a shareholder of the Acquired Fund, are being asked to approve a transaction that will result in your holding shares of the Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund.

SUMMARY

You should read this entire Proxy Statement carefully. For additional information, you should consult the Company’s Prospectus and Statement of Additional Information dated March 1, 2009 (File Nos. 333-02381/811-07589), as supplemented, and the Reorganization Plan. A form of the Reorganization Plan is attached to this Proxy Statement as APPENDIX A.

The Proposed Reorganization

Subject to the approval of shareholders of the Acquired Fund, the Reorganization Plan provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

•	the complete liquidation of the Acquired Fund as a series of the Company.

The Reorganization is expected to be effective immediately after the close of business on October 2, 2009 or on such later date as the parties may mutually agree (the “Closing”). As a result of the Reorganization, each shareholder of the Acquired Funds will become a shareholder of the Acquiring Fund. Each shareholder will hold, immediately after the Closing, shares of the same class of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business on the date of the Closing.

Reasons for the Reorganization

The Reorganization is being proposed as a solution to address the low asset level and lack of growth of the Acquired Fund. The Reorganization is anticipated to provide a significantly lower total operating expense ratio for the Acquired Fund and greater opportunities to realize economies of scale.

HIFSCO, the investment adviser for both the Acquired Fund and the Acquiring Fund, will bear all costs associated with the Reorganization, except for any brokerage fees and brokerage expenses.

Approval of the Reorganization Plan requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the Acquired Fund’s outstanding shares. In the event that the shareholders of the Acquired Fund do not approve the Reorganization Plan, the Acquired Fund will continue to operate as a separate series of the Company, and the Board will determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE REORGANIZATION PLAN. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION PLAN.

Benefits of the Reorganization for the Acquired Fund’s Shareholders

In considering whether to approve the Reorganization Plan, you should note that:

•	The Acquired Fund has an investment objective that is similar, although not identical, to the investment objective of the Acquiring Fund.

•

The Acquired Fund and the Acquiring Fund have different investing structures. The Acquired Fund is a fund of funds that seeks to achieve its objective by investing in a mix of underlying Hartford Mutual Funds – including the Acquiring Fund – (collectively, the “Underlying Funds”)and exchange traded funds (“ETFs”), while the Acquiring Fund invests directly in portfolio securities. However, the Underlying Funds and ETFs in which the Acquired Fund invests are all fixed income investments and, taken together, expose the Acquired Fund to investment policies and risks that are substantially similar to those of the Acquiring Fund.

•	The Acquired Fund has a share class structure that is substantially similar to that of the Acquiring Fund.

•

Although the Acquired Fund’s contractual management fee is significantly lower that the contractual management fee of the Acquiring Fund, HIFSCO anticipates that, at current asset levels, because of the costs associated with the Acquired Fund’s fund of funds structure and because of the Acquiring Fund’s size relative to the Acquired Fund, shareholders of all classes of the Acquired Fund will benefit from significantly lower overall operating expenses after the Reorganization.

•

The Acquired Fund and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Hartford Investment Management Company, (“Hartford Investment Management”), the Acquired Fund’s and the Acquiring Fund’s sub-adviser, after consummation of the Reorganization.

•

The share purchase and redemption provisions for the Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see “More Information Regarding the Acquiring Fund.”

•

The Acquired Fund and the Acquiring Fund anticipate that the Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). As such, shareholders of the Acquired Fund and the Acquiring Fund are not expected to recognize gain or loss as a result of the Reorganization. See “Information About the Reorganization - Tax Considerations.”

Comparison of Investment Objectives, Principal Investment Strategies, Risks and Management of the Acquired Fund and the Acquiring Fund

The investment objectives of the Acquired Fund and the Acquiring Fund are similar but not identical. Although the Funds have different investing structures, the principal investment strategies and risks of the Acquired Fund and the Acquiring Fund are similar in many respects. Each Fund is managed by the same investment adviser and sub-adviser. In addition, the Hartford Mutual Funds in which the Acquired Fund invests also have the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the Acquired Fund and the Acquiring Fund. There can be no assurance that either the Acquired Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the Reorganization, the key differences between the principal investment strategies and principal investment risks between the Acquired Fund and the Acquiring Fund are:

•

The Acquiring Fund invests all of its assets in a mix of Underlying Funds – including the Acquiring Fund –and ETFs, while the Acquiring Fund invests directly in a portfolio comprised primarily of investment grade fixed-income securities.

•

In contrast to the Acquired Fund, the Acquiring Fund is subject to active trading risk, the risk that active trading could increase the Acquiring Fund’s transaction costs (thus affecting performance) and may increase taxable distributions.

•

In contrast to the Acquiring Fund, the Acquired Fund is subject to manager allocation risk, allocation limitations risk and the risks associated with investments in the Underlying Funds and in exchange traded funds. In addition, the Acquired Fund is indirectly subject to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. These risks – taken together – are substantially similar to the risks associated with investment in the Acquiring Fund.

•

The Acquiring Fund historically has invested a larger percentage of its assets in mortgage-related securities – including U.S. Government agency mortgage securities – and may, therefore, be more exposed to the risks associated with such investments than would the Acquired Fund.

•

The Acquired Fund historically has allocated a larger percentage of its investments to lower credit quality debt securities and may, therefore, be more exposed to the risks associated with such investments than would the Acquiring Fund.

•	The Acquiring Fund is more exposed to liquidity risk and the risks associated with investments in derivatives, and bank loans and loan participations than is the Acquired Fund.

	Acquired Fund	Acquiring Fund

Objective	Seeks current income and, as a secondary objective, capital preservation	Seeks a competitive total return, with income as a secondary objective.

Principal Investment Strategies

The Fund seeks to achieve its objective through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt

Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.

     Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will be comprised of fixed income funds investing in several

	Acquired Fund	Acquiring Fund

asset classes of varying credit quality.

securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

     Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

     Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

Principal Investment Risks

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective;

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Acquired Fund	Acquiring Fund

price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign

Acquired Fund	Acquiring Fund

clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund’s income.	Income Risk – Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Acquired Fund	Acquiring Fund

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.	Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.	Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower’s insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

	Acquired Fund	Acquiring Fund

Fundamental investment restrictions

Identical to the Acquiring Fund, except that, although the Acquired Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry, the Acquired Fund may invest more than 25% of its assets in any one Underlying Fund.

Identical to the Acquired Fund, except that the Acquiring Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

Investment Adviser and Advisory Fees

HIFSCO

HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.1500% of the first $500 million; 0.1000% of the next $4.5 billion; 0.0800% of the next $5 billion; 0.0700% of the assets over $10 billion.

HIFSCO

HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund’s average daily net assets): 0.5500% of the first $500 million; 0.5250% of the next $500 million; 0.5000% of the next $4 billion; 0.4800% of the next $5 billion; and 0.4700% of the assets over $10 billion.

Sub-Adviser and Sub-Advisory Fees	Hartford Investment Management Hartford Investment Management receives monthly compensation from HIFSCO at cost.	Hartford Investment Management Hartford Investment Management receives monthly compensation from HIFSCO at cost.

Fund Manager(s)	Edward C. Caputo, Hugh Whelan	Nasri Toutoungi

COMPARISON OF FEES AND EXPENSES OF THE ACQUIRED FUND AND THE ACQUIRING FUND

The following describes and compares the fees and expenses that you may pay if you buy and hold shares of the Acquired Fund and the Acquiring Fund. It is expected that combining the Acquired Fund into the Acquiring Fund in the manner proposed in the Reorganization Plan may permit shareholders of the Acquiring Fund to realize certain economies of scale. For further information on the fees and expenses of the Acquiring Fund, please see “More Information Regarding the Acquiring Fund” in this Proxy Statement.

Operating Expenses.

The current expenses of each Fund and the estimated pro forma expenses after giving effect to the proposed Reorganization are shown in the table below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Reorganization as if the Reorganization had occurred on April 30, 2009. Pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund’s average daily net assets)

Class A

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		4.50%		4.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(2)	None	(2)	None	(2)
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)(3)	0.25%		0.25%		0.25%
Other expenses	0.34%		0.25%		0.25%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	1.37%		1.03%		1.04%
Less: Contractual Expense
Reimbursement	0.17	%(4)	0.03	%(5)	0.04	%(5)
Net annual operating expenses	1.20	%(4)	1.00	%(5)	1.00	%(5)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board has currently authorized Rule 12b-1 payments of only up to 0.25% .

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.20% . In addition, Hartford Administrative Services Company (“HASCO”), the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.00% . In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class B

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%
Other expenses	0.43%		0.43%		0.43%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	2.21%		1.96%		1.97%
Less: Contractual Expense
Reimbursement	0.26	%(2)	0.30	%(3)	0.31	%(3)
Net annual operating expenses	1.95	%(2)	1.66	%(3)	1.66	%(3)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 1.95% . In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 1.75% . In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class C

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	1.00%		1.00%		1.00%
Other expenses	0.35%		0.23%		0.23%
Acquired Fund fees and expenses	0.63%		none		0.01%
Total annual operating expenses	2.13%		1.76%		1.77%
Reimbursement	0.18	%(2)	0.01	%(3)	0.02	%(3)
Net annual operating expenses	1.95	%(2)	1.75	%(3)	1.75	%(3)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 1.95% . In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 1.75% . In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board.

Class I

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	None		None		None
Other expenses	0.29%		0.20%		0.20%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	1.07%		0.73%		0.74%
Less: Contractual Expense
Reimbursement	0.12	%(2)	0.00	%(3)	0.01	%(3)
Net annual operating expenses	0.95	%(2)	0.73	%(3)	0.73	%(3)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.95% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Class R3

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	0.50%		0.50%		0.50%
Other expenses(2)	0.81%		0.48%		0.48%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	2.09%		1.51%		1.52%
Less: Contractual Expense
Reimbursement	0.63	%(3)	0.26	%(4)	0.27	%(4)
Net annual operating expenses	1.46	%(3)	1.25	%(4)	1.25	%(4)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20% for Class R3.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares at 1.59% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares at 1.25% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Class R4

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	0.25%		0.25%		0.25%
Other expenses(2)	0.36%		0.20%		0.20%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	1.39%		0.98%		0.99%
Less: Contractual Expense
Reimbursement	0.10	%(3)	None		0.01	%(4)
Net annual operating expenses	1.29	%(3)	0.98	%(4)	0.98	%(4)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.15% for Class R4.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R4 shares at 1.29% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R4 shares at 1.00% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Class R5

	Income Allocation Fund		Total Return Bond Fund		Total Return Bond Fund Pro-Forma(1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None
Exchange fees	None		None		None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%		0.53%		0.53%
Distribution and service (12b-1 fees)	None		None		None
Other expenses(2)	0.31%		0.16%		0.16%
Acquired Fund fees and expenses	0.63%		None		0.01%
Total annual operating expenses	1.09%		0.69%		0.70%
Less: Contractual Expense
Reimbursement	0.10	%(3)	None		0.01	%(4)
Net annual operating expenses	0.99	%(3)	0.69	%(4)	0.69	%(4)

(1) Reflects pro forma amounts if the Reorganization is approved.

(2) “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.10% for Class R5.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R5 shares at 0.99% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R5 shares at 0.85% . HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

Example

This example is intended to help you compare the cost of investing in each Fund and in the Acquiring Fund (after the Reorganization) on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in the Acquired Fund, in the Acquiring Fund and in the Acquiring Fund after the Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$583	$864	$1,166	$2,022

Acquiring Fund	$550	$763	$993	$1,653

Acquiring Fund Pro Forma(1)
	$551	$766	$998	$1,664
Class B
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$724	$991	$1,385	$2,332

Acquiring Fund	$699	$915	$1,257	$2,044

Acquiring Fund Pro Forma(1)
	$700	$918	$1,262	$2,055
Class C
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$316	$667	$1,144	$2,462

Acquiring Fund	$279	$554	$954	$2,073

Acquiring Fund Pro Forma(1)
	$280	$557	$959	$2,084
Class I
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$109	$340	$590	$1,306

Acquiring Fund	$75	$233	$406	$906

Acquiring Fund Pro Forma(1)
	$76	$237	$411	$918
Class R3
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$212	$655	$1,124	$2,421

Acquiring Fund	$154	$477	$824	$1,802

Acquiring Fund Pro Forma(1)
	$155	$480	$829	$1,813

Class R4
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$142	$440	$761	$1,669

Acquiring Fund	$100	$312	$542	$1,201

Acquiring Fund Pro Forma(1)
	$101	$315	$547	$1,213
Class R5
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$111	$347	$601	$1,329

Acquiring Fund	$70	$221	$384	$859

Acquiring Fund Pro Forma(1)
	$72	$224	$390	$871
(1) Reflects pro forma amounts if the Reorganization is approved.

You would pay the following expenses if you did not redeem your shares:

Class A
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$583	$864	$1,166	$2,022

Acquiring Fund	$550	$763	$993	$1,653

Acquiring Fund Pro Forma(1)
	$551	$766	$998	$1,664
Class B
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$224	$691	$1,185	$2,332

Acquiring Fund	$199	$615	$1,057	$2,044

Acquiring Fund Pro Forma(1)
	$200	$618	$1,062	$2,055
Class C
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$216	$667	$1,144	$2,462

Acquiring Fund	$179	$554	$954	$2,073

Acquiring Fund Pro Forma(1)
	$180	$557	$959	$2,084

Class I
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$109	$340	$590	$1,306

Acquiring Fund	$75	$233	$406	$906

Acquiring Fund Pro Forma(1)
	$76	$237	$411	$918
Class R3
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$212	$655	$1,124	$2,421

Acquiring Fund	$154	$477	$824	$1,802

Acquiring Fund Pro Forma(1)
	$155	$480	$829	$1,813
Class R4
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$142	$440	$761	$1,669

Acquiring Fund	$100	$312	$542	$1,201

Acquiring Fund Pro Forma(1)
	$101	$315	$547	$1,213
Class R5
	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$111	$347	$601	$1,329

Acquiring Fund	$70	$221	$384	$859

Acquiring Fund Pro Forma(1)
	$72	$224	$390	$871

(1) Reflects pro forma amounts if the Reorganization is approved.

MANAGEMENT AND PERFORMANCE OF THE ACQUIRING FUND

The Investment Adviser and Sub-Adviser

HIFSCO has overall responsibility for the management of the Acquiring Fund. For such services, the Acquiring Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Acquiring Fund’s average daily net asset value as follows:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.5500%
Next $500 million	0.5250%
Next $4 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

For more information about HIFSCO, see “More Information Regarding the Acquiring Fund - Investment Advisory Arrangements” below.

HIFSCO has entered into a sub-advisory agreement with Hartford Investment Management to provide investment advisory services to the Acquiring Fund (the “Agreement”). As of April 30, 2009, Hartford Investment Management had investment management authority with respect to approximately $134.7 billion in assets.

Pursuant to the Agreement, Hartford Investment Management provides investment management services with respect to the assets of the Acquiring Fund, subject to the terms and conditions of the investment objective, policies and restrictions of the Acquiring Fund. For such services, Hartford Investment Management receives monthly compensation from HIFSCO at cost.

The following individual has responsibility for the day-to-day management of the Acquiring Fund:

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the Acquiring Fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

The Acquiring Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Acquiring Fund.

Principal Investment Strategies

The Acquiring Fund’s sub-adviser, Hartford Investment Management, invests at least 80% of the Fund’s net assets in bonds under normal circumstances. Currently, the Acquiring Fund is subject to a policy, due to the use of the term “Bond” in its name, that requires it to invest, under normal circumstances, a minimum percentage of its assets in the types of securities suggested by its name (“Name Policy”). The Acquiring Fund’s Name Policy requires the Acquiring Fund to invest at least 80% of its assets in bonds. The Acquiring Fund may not change its Name Policy without notifying shareholders at least 60 days prior to the change.

Bonds in which the Acquiring Fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The Acquiring Fund normally invests at least 70% of its portfolio in investment grade debt securities.

The Acquiring Fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s Investor Service, Inc., “BB” or lower by Standard & Poor’s or “BB” or lower by Fitch, Inc., or securities that, if unrated, are determined by Hartford Investment Management to be of comparable quality, are considered to be below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The Acquiring Fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The Acquiring Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the Acquiring Fund or the average maturity of the Acquiring Fund’s portfolio. The Acquiring Fund may use derivatives to manage portfolio risk or for other investment purposes. The Acquiring Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The Acquiring Fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The Acquiring Fund may trade securities actively.

Performance of the Acquired Fund and Acquiring Fund

The bar charts and tables below indicate the risks of investing in the Acquired Fund and the Acquiring Fund. The bar charts show how the Funds’ Class A share total returns have varied from year to year, while the tables show how the Funds’ performance over time compares to that of a broad-based market index.

The annual total return variability of each Fund’s Class B, C, I, R3, R4 and R5 shares for the periods presented in the bar charts would have been substantially similar to that shown for Class A shares because all of the Fund’s shares are invested in the same portfolio of securities. The actual annual total returns of each Fund’s Class B, C, I, R3, R4 and R5 shares for the periods presented in the bar charts would have been different from the annual total returns shown for the Fund’s Class A shares because of differences in the expenses borne by each class of shares.

The tables show returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Acquired Fund

Class A total returns by calendar year
(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return 2.57% (3rd quarter, 2006) and the lowest quarterly return was -6.98% (4th quarter, 2008).

Average annual total returns for periods ending 04/30/09 (includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class A Return Before Taxes	-10.29%	0.55%
Class A Return After Taxes on Distributions	-11.84%	-0.93%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-6.69%	-0.37%
Class B Return Before Taxes	-11.33%	0.41%
Class C Return Before Taxes	-7.75%	0.76%
Class I Return Before Taxes	-5.92%	1.62%
Class R3 Return Before Taxes	-6.43%	1.33%
Class R4 Return Before Taxes	-6.23%	1.43%
Class R5 Return Before Taxes	-5.95%	1.60%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.84%	4.94	%(1)

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/2004 – 04/30/2009

Acquiring Fund

Class A total returns by calendar year
(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return 4.10% (4th quarter, 2000) and the lowest quarterly return was -4.06% (3rd quarter, 2008).

Average annual total returns for periods ending 04/30/09 (includes sales charges)
	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-8.22%	1.25%	3.84%
Class A Return After Taxes on Distributions	-9.99%	-0.34%	1.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-5.36%	0.16%	2.11%
Class B Return Before Taxes	-9.02%	1.11%	3.58%
Class C Return Before Taxes	-5.51%	1.52%	3.62%

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes	-3.49%	2.39%	4.42%
Class R3 Return Before Taxes	-3.91%	2.36%	4.65%
Class R4 Return Before Taxes	-3.84%	2.47%	4.71%
Class R5 Return Before Taxes	-3.55%	2.59%	4.77%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.84%	4.78%	5.71%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Plan

The Reorganization Plan provides for the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund solely in exchange for corresponding Class A, Class B, Class C, Class I, Class R3, Class R4 or Class R5 shares of the Acquiring Fund. The Acquired Fund will distribute the shares of the Acquiring Fund received in the exchange to its shareholders, and then the Acquired Fund will be liquidated.

After the Reorganization, each shareholder of the Acquired Fund will own shares in the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by that shareholder as of the close of business on the business day immediately preceding the Closing.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the shareholders of the Acquired Fund and transferring to those shareholders’ accounts the same class of shares representing such shareholders’ interests previously credited to the account of the Acquired Fund. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of Acquiring Fund shares received by the shareholder in the Reorganization.

The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the shareholders of the Acquired Fund. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Form of Agreement and Plan of Reorganization at APPENDIX A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.

Tax Considerations

The Reorganization is expected to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Code. It is intended that, as a result of the Reorganization: (i) Acquired Fund shareholders will not recognize a taxable gain or loss on the exchange of their Acquired Fund shares for shares of the Acquiring Fund; (ii) Acquired Fund shareholders will have the same aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization as in their Acquired Fund shares; and (iii) assuming that Acquired Fund shares are held as a capital asset on the date of the Closing, the holding period for Acquiring Fund shares will include the period for which such shareholder held its Acquired Fund shares. As a condition to the Closing, the Funds will request an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

In addition, the Acquiring Fund’s ability to use the capital loss carryovers (if any) of the Acquired Fund to offset gains of the Acquiring Fund in a given year after the Reorganization may be limited by loss limitation rules under Federal tax law. If capital loss carryovers of the Acquired Fund are limited by those rules, it is possible that the limitations could result in a portion of the Acquired Fund’s capital loss carryovers eventually expiring unutilized. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Expenses of the Reorganization

HIFSCO will bear all of the expenses relating to the Reorganization, except brokerage fees and any brokerage expenses. The costs of the Reorganization include, but are not limited to, costs associated with preparation of the Acquiring Fund’s registration statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Board Considerations

The proposed Reorganization was presented to the Company’s Board of Directors for consideration and approval at a meeting held on May 6, 2009. For the reasons discussed below, the Directors, including all of the Directors who are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”), of the Company determined that the interests of the shareholders of each Fund would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each Fund and its shareholders.

The Board, in recommending approval of the Reorganization Plan, considered a number of factors, including the following:

•	The Acquired Fund has an investment objective and share class structure that is similar in many respects to the investment objective and share class structure of the Acquiring Fund.

•

The Acquired Fund and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Hartford Investment Management, the Acquired Fund’s and the Acquiring Fund’s sub-adviser, after consummation of the Reorganization.

•

Although the Acquired Fund is a fund of funds that seeks to achieve its objective by investing in a mix of Underlying Funds and ETFs while the Acquiring Fund invests directly in portfolio securities, the Underlying Funds and ETFs are all fixed income investments and, taken together, expose the Acquired Fund to investment policies and risks that are substantially similar to those of the Acquiring Fund. In addition, the Acquired Fund and the Acquiring Fund have the same benchmark index and belong to the same Lipper and Morningstar style categories.

•

The Reorganization would address the low asset levels in the Acquired Fund. HIFSCO does not anticipate that the Acquired Fund’s assets will increase substantially in future. In addition, HIFSCO expects that shareholders of all classes of the Acquired Fund will benefit from significantly lower overall operating expenses after the Reorganization and that the Acquiring Fund will offer the Acquired Fund’s shareholders greater opportunities to realize economies of scale.

•	The portfolio management team of the Acquiring Fund believes it is in the interests of the Acquiring Fund to acquire the assets of the Acquired Fund.

•

The share purchase and redemption provisions for the Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see “More Information Regarding the Acquiring Fund.”

•

The Acquired Fund and the Acquiring Fund anticipate that the Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. As such, shareholders of the Acquired Fund and the Acquiring Fund will not recognize a gain or loss as a result of the Reorganization. See “Information About the Reorganizations - Tax Considerations.”

•

In order for the Reorganization to be considered a tax-free reorganization, the Acquiring Fund will be required to hold a portion (approximately one third) of the Acquired Fund’s investments in Underlying Funds for at least one year. The Acquiring Fund’s management fee will be waived to the extent necessary to eliminate any duplicative costs associated with holding Underlying Fund securities versus direct investments in bonds.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATION PLAN.

Board Considerations Regarding the Approval of the Acquiring Fund’s Investment Management and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the investment management and sub-advisory agreements of the Acquiring Fund is available in the Company’s Annual Report filed for the fiscal year ended October 31, 2008.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Fund is a series of the Company. The Company is a Maryland corporation registered as an open-end management investment company. The Company is governed by the Board, which currently consists of ten (10) trustees, seven (7) of whom are not “interested persons” (as defined in the 1940 Act).

Dividends and Other Distributions

Each Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Acquired Fund are declared and paid monthly and dividends from net investment income and capital gains of the Acquiring Fund are declared daily and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a Fund are automatically reinvested in additional full or fractional shares of that Fund.

Disclosure of Fund Holdings

The Funds will disclose their complete calendar month-end portfolio holdings on the Funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The Funds also will disclose on the Funds’ website no earlier than 15 days after the end of each month each Fund’s ten largest holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each Fund and on a pro forma basis, each as of April 30, 2009, after giving effect to the Reorganization.

	Net Assets (Thousands)	Net Asset Value Per Share	Shares Outstanding (Thousands)

The Acquiring Fund – Class A	$713,014	$9.49	75,099

The Acquiring Fund – Class B	$76,079	$9.44	8,060

The Acquiring Fund – Class C	$95,839	$9.51	10,078

The Acquiring Fund – Class I	$7,099	$9.50	748

The Acquiring Fund – Class R3	$295	$9.63	31

The Acquiring Fund – Class R4	$16,528	$9.62	1,718

The Acquiring Fund – Class R5	$334	$9.62	35

The Acquired Fund – Class A	$39,586	$8.73	4,535

The Acquired Fund – Class B	$6,530	$8.72	749

The Acquired Fund – Class C	$18,406	$8.72	2,110

The Acquired Fund – Class I	$1,154	$8.73	132

The Acquired Fund – Class R3	$134	$8.73	15

The Acquired Fund – Class R4	$1,557	$8.72	179

The Acquired Fund – Class R5	$500	$8.73	57

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class A(1)	$752,600	$9.49	79,305

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class B(1)	$82,609	$9.44	8,751

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class C(1)	$114,245	$9.51	12,013

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class I(1)	$8,253	$9.50	869

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class R3(1)	$429	$9.63	45

	Net Assets (Thousands)	Net Asset Value Per Share	Shares Outstanding (Thousands)
The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class R4(1)	$18,085	$9.62	1,880

The Acquiring Fund – Pro Forma – Acquiring Fund
including the Acquired Fund – Class R5(1)	$834	$9.62	87

(1)	Reflects pro forma amounts if the Reorganization is approved.

GENERAL INFORMATION

Investment Adviser, Administrator, Transfer Agent, and Principal Underwriter

HIFSCO, the Funds’ investment adviser and principal underwriter, is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Hartford Administrative Services Company (“HASCO”), the Acquired and Acquiring Funds’ transfer and dividend disbursing agent, is located at 500 Bielenberg Drive, Woodbury, Minnesota 55125. HIFSCO and HASCO are affiliates of The Hartford, a Connecticut corporation.

Other Business

The Board of the Company does not know of any matters to be presented at the Special Meeting other than those set forth in this Proxy Statement. If other business should properly come before the Special Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

Shareholder Reports

Shareholders can find important information about the Funds in the annual report dated October 31, 2008 and the semi-annual report dated April 30, 2009, each of which has been previously mailed to shareholders. You may obtain copies of these reports without charge by writing to the Funds at The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387, by calling the Funds at 1-888-843-7824, or by logging on to www.hartfordinvestor.com.

Proxy Solicitation

The principal solicitation of proxies will be accomplished by the mailing of this Proxy Statement beginning on or about July [15], 2009, but proxies may also be solicited by a representative of The Hartford or by our proxy solicitor, Broadridge. The estimated cost of retaining Broadridge is approximately $14,000. If we have not received your vote as the date of the Special Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

In all cases where a telephonic proxy or voting instructions are solicited by Broadridge, the Broadridge representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Broadridge, then the Broadridge representative will explain the proxy voting process, read the Reorganization Plan listed on the proxy card, and ask for the shareholder’s instructions regarding the Reorganization Plan. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Broadridge representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Broadridge representative immediately if his or her instructions are not correctly reflected in the confirmation.

The cost of the Special Meeting, including the preparation and mailing of the notice, Proxy Statement and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by HIFSCO.

Vote Required

Approval of the Reorganization Plan requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the Acquired Fund’s outstanding shares. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on the Reorganization. Shareholders of the Acquiring Fund are not required to approve the Reorganization.

Shareholder Proposals

As a general matter, the Company does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the secretary of the Company, P.O. Box 64387, St. Paul, Minnesota 55164-0387.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Beneficial Owners

As of [June 22, 2009], all directors and officers as a group owned less than 1% of the outstanding shares of each class of the Funds’ shares. As of [June 22, 2009], to the knowledge of the Company, no person owned beneficially more than 5% of the outstanding shares of any class of shares of the Funds, except as listed in Appendix C.

As of [June 22, 2009], none of the Independent Directors (or their immediate family members) had share ownership in securities of the Company’s investment adviser or principal underwriter or in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter (not including registered investment companies).

Information about the Funds

The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports, and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC. Information on the operation of the SEC’s Public Reference Facilities may be obtained by calling 1-202-942-8090. The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Funds.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, WE REQUEST PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

By Order of the Board of Directors
of The Hartford Mutual Funds, Inc.

Edward P. Macdonald
Secretary

[July ___], 2009
P.O. Box 64387
St. Paul, Minnesota 55164-0387

MORE INFORMATION REGARDING THE FUNDS

The following information applies to the Acquired Funds and the Acquiring Fund.

Investment Advisory Arrangements

The assets of the Funds are managed by HIFSCO, which selects sub-advisers, which in turn employ portfolio manager(s) in connection with their management of the Funds. All such advisers to the Funds are supervised by the Company’s Board of Directors. You can find additional information about the Company’s Directors and officers in the Company’s Statement of Additional Information dated March 1, 2009, as it may be supplemented from time to time. HIFSCO hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each Fund’s sub-adviser, Hartford Investment Management. The investment adviser also monitors the sub-adviser’s buying and selling of securities and administration of the Funds. For these services, HIFSCO is paid an advisory fee. This fee is calculated on the average daily net assets of each Fund, and is paid at the rates previously shown in this Proxy Statement. For its services as the Funds’ sub-adviser, Hartford Investment Management receives monthly compensation from HIFSCO at cost.

HIFSCO and Hartford Investment Management each is an indirect wholly owned subsidiary of The Hartford, a Connecticut financial services company.

HIFSCO and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the subsection titled “Payments to Financial Intermediaries and Other Entities” in this section of this Proxy Statement.

The Company relies on an exemptive order from the SEC under which it uses a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Company’s Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint new sub-advisers, not affiliated with HIFSCO, with the approval of the Board and without obtaining approval from those shareholders that participate in the applicable Fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

Distribution Arrangements

HIFSCO serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the Company’s Board of Directors. HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

Distribution Plans

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B, Class C, Class R3 and Class R4 shares of each Fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan. Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Company’s Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan. Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan. Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

Class R3 Plan. Pursuant to the Class R3 Plan, a Fund may pay HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares, 0.25% of which is a fee for distribution financing activities and up to 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan. Pursuant to the Class R4 Plan, a Fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities or shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General. Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of a Fund’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans, which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Company’s Board of Directors, including at least a majority of Directors who are not interested persons of the Funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the Directors who are not interested persons of the Funds. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments

HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the Funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The Funds’ SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and, therefore, your Financial Intermediary may have a greater incentive to sell certain products, such as the Funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries

HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the Funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the Funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the Funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the Funds’ shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the Funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of the Funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including Funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds;

•	“Marketing support fees” for providing assistance in promoting the sale of the Fund shares;

•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•	Provision of educational programs, including information and related support materials;

•	Hardware and software; and

•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries

HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Funds attributable to a particular Servicing Intermediary. For the calendar year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.;

AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated. Other Servicing Intermediaries may be paid by HASCO in the future.

Transaction Policies

Execution Of Requests

Each Fund is open on those days when the New York Stock Exchange (the “Exchange”) is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset vale (“NAV”) calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order

All purchase and redemption requests must be received by the Funds in “good order.” This means that your request must include:

-	Name, date of birth, residential address, and social security number.

-	The Fund name, share class and account number.

-	The amount of the transaction (in dollars or shares).

-	Signatures of all owners exactly as registered on the account (for mail requests).

-	Medallion signature guarantees (if required).

-	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one Fund for shares of the same class of any other Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The Funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

Valuation of Shares

The NAV per share is determined for each Fund and each class of shares as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of that Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

The Funds generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Board. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by the Board, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that Fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Board. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the Company’s Statement of Additional Information dated March 1, 2009, as supplemented.

Taxes

Taxability of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from either Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from a Fund.

Additional Information

Each Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a Fund.

A Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (“ITIN”). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from a Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Frequent Purchases and Redemptions of Fund Shares

The Acquired Fund and the Acquiring Fund are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares by a Fund’s shareholder can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading (i) can force a Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the Funds.

The Company’s Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the Funds to permit only two “substantive round trips” by an investor within any single Fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Fund and a redemption of or an exchange out of the same Fund in a dollar amount that the Fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Fund. When an additional transaction request for the Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the Funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the Funds. Automatic programs offered by the Funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The Funds’ policies for deterring frequent purchases and redemptions of Fund shares by a Fund shareholder are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Funds) for limiting exchange activity in a manner that serves the purposes of the Funds’ policy as determined by the Frequent Trading Review Committee (comprised of the Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the Funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Funds will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Fund if the Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Fund shares. For additional information concerning the Funds’ fair value procedures, please refer to “Valuation of Shares.”

Investment Policy Changes

The Acquiring Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Acquiring Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in bonds. This requirement is applied at the time the Acquiring Fund invests its assets. If, subsequent to an investment by the Acquiring Fund, this requirement is no longer met, the Acquiring Fund’s future investments will be made in a manner that will bring the Acquiring Fund back into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. Shareholders will be given written notice at least 60 days prior to any change by the Acquiring Fund of its 80% investment policy covered by Rule 35d-1.

Note: Unless expressly designated as fundamental, all policies and procedures of the Acquired Fund and the Acquiring Fund may be changed by the Company’s Board without shareholder approval. To the extent authorized by law, the Company and each Fund reserves the right to discontinue offering shares at any time, or to cease operations entirely.

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND

The financial highlights table for the Acquiring Fund is intended to help you understand the Fund’s financial performance for the last five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information for the annual periods ended October 31, 2008, October 31, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Acquiring Fund’s financial statements and financial highlights, is included in the Company’s 2008 Annual Report, which is available upon request. The information for the six month period ended April 30, 2009 is unaudited.

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —
	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (c)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (c)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (d)

The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2009 (unaudited) (e)
Class A	$9.20	$0.20	$—	$0.37	$0.57	$(0.28)	$—	$—	$(0.28)	$0.29	$9.49	6.32	%(f)	$713,014	1.03	%(g)	1.00	%(g)	1.00	%(g)	4.43	%(g)	90%
Class B	9.15	0.17	—	0.37	0.54	(0.25)	—	—	(0.25)	0.29	9.44	6.02	(f)	76,079	1.96	(g)	1.66	(g)	1.66	(g)	3.78	(g)	—
Class C	9.22	0.17	—	0.37	0.54	(0.25)	—	—	(0.25)	0.29	9.51	6.03	(f)	95,839	1.76	(g)	1.75	(g)	1.75	(g)	3.68	(g)	—
Class I	9.21	0.22	—	0.37	0.59	(0.30)	—	—	(0.30)	0.29	9.50	6.59	(f)	7,099	0.73	(g)	0.73	(g)	0.73	(g)	4.68	(g)	—
Class R3	9.32	0.19	—	0.39	0.58	(0.27)	—	—	(0.27)	0.31	9.63	6.32	(f)	295	1.51	(g)	1.25	(g)	1.25	(g)	4.14	(g)	—
Class R4	9.32	0.21	—	0.37	0.58	(0.28)	—	—	(0.28)	0.30	9.62	6.35	(f)	16,528	0.98	(g)	0.98	(g)	0.98	(g)	4.44	(g)	—
Class R5	9.32	0.22	—	0.38	0.60	(0.30)	—	—	(0.30)	0.30	9.62	6.62	(f)	334	0.69	(g)	0.69	(g)	0.69	(g)	4.73	(g)	—
For the Year Ended October 31, 2008
Class A	10.52	0.49	—	(1.29)	(0.80)	(0.52)	—	—	(0.52)	(1.32)	9.20	(7.99)		650,149	1.02		1.00		1.00		4.76		184
Class B	10.47	0.42	—	(1.29)	(0.87)	(0.45)	—	—	(0.45)	(1.32)	9.15	(8.68)		73,557	1.93		1.71		1.71		4.05		—
Class C	10.54	0.42	—	(1.30)	(0.88)	(0.44)	—	—	(0.44)	(1.32)	9.22	(8.66)		87,277	1.74		1.74		1.74		4.01		—
Class I	10.52	0.52	—	(1.28)	(0.76)	(0.55)	—	—	(0.55)	(1.31)	9.21	(7.62)		6,128	0.68		0.68		0.68		5.10		—
Class R3	10.64	0.47	—	(1.30)	(0.83)	(0.49)	—	—	(0.49)	(1.32)	9.32	(8.15)		130	1.44		1.25		1.25		4.62		—
Class R4	10.65	0.51	—	(1.32)	(0.81)	(0.52)	—	—	(0.52)	(1.33)	9.32	(7.98)		12,698	0.99		0.99		0.99		4.81		—
Class R5	10.64	0.54	—	(1.31)	(0.77)	(0.55)	—	—	(0.55)	(1.32)	9.32	(7.62)		271	0.70		0.70		0.70		5.08		—
For the Year Ended October 31, 2007
Class A	10.59	0.49	—	(0.06)	0.43	(0.50)	—	—	(0.50)	(0.07)	10.52	4.11		601,301	1.07		1.00		1.00		4.71		268
Class B	10.54	0.41	—	(0.06)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.47	3.36		82,376	1.96		1.75		1.75		3.95		—
Class C	10.61	0.42	—	(0.07)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.54	3.33		84,793	1.78		1.75		1.75		3.95		—
Class I	10.60	0.53	—	(0.07)	0.46	(0.54)	—	—	(0.54)	(0.08)	10.52	4.42		3,050	0.72		0.72		0.72		5.04		—
Class R3(h)	10.76	0.41	—	(0.14)	0.27	(0.39)	—	—	(0.39)	(0.12)	10.64	2.59	(f)	10	1.38	(g)	1.25	(g)	1.25	(g)	4.47	(g)	—
Class R4(h)	10.76	0.42	—	(0.12)	0.30	(0.41)	—	—	(0.41)	(0.11)	10.65	2.90	(f)	2,928	1.09	(g)	1.00	(g)	1.00	(g)	4.95	(g)	—
Class R5(h)	10.76	0.43	—	(0.12)	0.31	(0.43)	—	—	(0.43)	(0.12)	10.64	2.97	(f)	141	0.79	(g)	0.79	(g)	0.79	(g)	5.09	(g)	—
For the Year Ended October 31, 2006
Class A	10.62	0.41	—	0.04	0.45	(0.42)	(0.06)	—	(0.48)	(0.03)	10.59	4.35		432,703	1.20		1.20		1.20		3.98		456
Class B	10.57	0.33	—	0.04	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.54	3.56		79,506	2.02		1.95		1.95		3.20		—
Class C	10.64	0.34	—	0.03	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.61	3.63		75,194	1.87		1.87		1.87		3.29		—
Class I(i)	10.51	0.08	—	0.09	0.17	(0.08)	—	—	(0.08)	0.09	10.60	1.58	(f)	38	1.01	(g)	0.91	(g)	0.91	(g)	4.78	(g)	—
For the Year Ended October 31, 2005
Class A	10.95	0.35	—	(0.24)	0.11	(0.40)	(0.04)	—	(0.44)	(0.33)	10.62	1.00		311,557	1.24		1.20		1.20		3.24		195
Class B	10.90	0.27	—	(0.24)	0.03	(0.32)	(0.04)	—	(0.36)	(0.33)	10.57	0.25		81,028	2.00		1.95		1.95		2.49		—
Class C	10.97	0.29	—	(0.25)	0.04	(0.33)	(0.04)	—	(0.37)	(0.33)	10.64	0.34		74,039	1.87		1.87		1.87		2.56		—
For the Year Ended October 31, 2004
Class A	11.14	0.32	—	0.21	0.53	(0.35)	(0.37)	—	(0.72)	(0.19)	10.95	5.10	(j)	298,903	1.27		1.25		1.25		2.98		171
Class B	11.09	0.24	—	0.22	0.46	(0.28)	(0.37)	—	(0.65)	(0.19)	10.90	4.37	(j)	91,861	1.97		1.95		1.95		2.28		—
Class C	11.12	0.26	0.01	0.23	0.50	(0.28)	(0.37)	—	(0.65)	(0.15)	10.97	4.76	(j)	89,504	1.86		1.86		1.86		2.37		—

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.

(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Ratios do not include fees paid indirectly. Had the fees paid indirectly been included the annualized expense ratios for the periods listed below would have been as follows:

	Annualized Six-Month Period Ended April 30, 2009	Year ended October 31, 2008	Year ended October 31, 2007	Year ended October 31, 2006	Year ended October 31, 2005	Year ended October 31, 2004

The Hartford Total Return Bond Fund
Class A Shares	1.00%	1.00%	1.00%	1.19%	1.20%	1.25%
Class B Shares	1.66%	1.70%	1.75%	1.95%	1.95%	1.95%
Class C Shares	1.75%	1.74%	1.75%	1.86%	1.87%	1.86%
Class I Shares	0.73%	0.68%	0.72%	0.91%*	N/A	N/A
Class R3 Shares	1.25%	1.26%	0.72%**	N/A	N/A	N/A
Class R4 Shares	0.98%	0.99%	0.72%**	N/A	N/A	N/A
Class R5 Shares	0.69%	0.69%	0.72%**	N/A	N/A	N/A

*	From August 31, 2006 (commencement of operations), through October 31, 2006.

**	From December 22, 2006 (commencement of operations), through October 31, 2007.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)	Per share amounts have been calculated using average shares outstanding method.

(f)	Not Annualized.

(g)	Annualized.

(h)	Commenced operations on December 22, 2006.

(i)	Commenced operations on August 31, 2006.

(j)	Total return includes payments from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	Impact from Payment from Affiliate for Transfer Agent Allocation Methodology Reimbursements for the Year Ended October 31, 2004	Total Return Excluding Payment from Affiliate for the Year Ended October 31, 2004
Class A Shares	0.02%	5.08%
Class B Shares	0.02%	4.35%
Class C Shares	0.19%	4.57%

INDEX OF APPENDICES

Appendix A:	Form of Agreement and Plan of Reorganization

Appendix B:	Explanation of Strategies and Risks

Appendix C:	Beneficial Owners

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ______ day of __________, 2009, by Hartford Mutual Funds, Inc., a Maryland corporation (“Company”), with its principal place of business at 200 Hopmeadow Street, Simsbury, Connecticut 06089, on behalf of The Hartford Total Return Bond Fund (“Acquiring Fund”) and The Hartford Income Allocation Fund (“Acquired Fund”), each a separate series of the Company.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the class of outstanding shares of common stock of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of the Company, a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Directors of the Company have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

               1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A,

Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to the corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1 herein, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (“Closing Date”).

               1.2. The property and assets of the Company attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

               1.3. The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

               1.4. Immediately following the actions contemplated by paragraph 1.1 herein, the Company shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Company, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein (“Acquired Fund Shareholders”), on a pro rata basis within the class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares to be so credited to the Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquired Fund Shareholders, respectively, shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares in connection with the Reorganization.

               1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3 herein.

               1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

               2.1. The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by the Company’s Board of Directors.

               2.2. The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by the Company’s Board of Directors.

              2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the Acquired Fund Shares determined using the same valuation procedures referred to in paragraph 2.1 herein, by the net asset value of the corresponding class of Acquiring Fund Shares, determined in accordance with paragraph 2.2 herein.

               2.4. All computations of value shall be made by Hartford Life Insurance Company, in its capacity as Fund Accountant for the Company, and shall be subject to confirmation by the Company’s Treasurer.

3.	CLOSING AND CLOSING DATE

               3.1. The Closing Date shall be ____________, 2009, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company.

               3.2. The Company shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (“Custodian”), to deliver to the Company at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the

Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

               3.3. The Company shall direct Hartford Administrative Services Company, in its capacity as transfer agent for the Company (“Transfer Agent”), to deliver to the Company at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Secretary of the Company shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 herein. At the Closing, the Company shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

               3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

               4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

                      (a) The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation, as amended from time to time (“Charter”), to own all of its Assets and to carry on its business as it is now being conducted;

                      (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

                      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

                      (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                      (e) On the Valuation Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Company, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

                      (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;

                      (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

                      (h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Company’s knowledge, threatened against the Company, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

                      (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2008 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

                      (j) Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

                      (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Company, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                      (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

                      (m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

                      (n) The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

                      (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

                      (p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

               4.2. Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                      (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, with power under the Company’s Charter to own all of its properties and assets and to carry on its business as it is now being conducted;

                      (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares under the 1933 Act, is in full force and effect;

                      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

                      (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                      (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

                      (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

                      (g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2008 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

                      (h) Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund’s investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

                      (i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Company no such return is currently under audit and no assessment has been asserted with respect to such returns;

                      (j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

                      (k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                      (l) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

                      (m) The Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

                      (n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

                      (o) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

               5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

               5.2. The Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

               5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

               5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

               5.5. The Company, on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(p) herein) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

               5.6. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

               5.7. The Company, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Company, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Company, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

               5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

               The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

               6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

               6.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Company’s President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

               6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

               6.4. The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

               The obligations of the Company, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

               7.1. All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

               7.2. The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Company;

               7.3. The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

               7.4. The Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Fund, on or before the Closing Date;

               7.5. The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein; and

               7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

               If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the Company may, at its option, refuse to consummate the transactions contemplated by this Agreement:

               8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company’s Charter and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Company may not waive the conditions set forth in this paragraph 8.1;

               8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Company’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

               8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

               8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

               8.5. The Company shall have received the opinion of counsel to the Company addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Company of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9.	INDEMNIFICATION

               9.1. The Company, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

               9.2. The Company, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10.	BROKERAGE FEES AND EXPENSES

               10.1. The Company, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

               10.2. The expenses relating to the proposed Reorganization will be borne solely by Hartford Investment Financial Services, LLC or its affiliate. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

               11.1. The Company has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

               11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in paragraphs 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

               This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Company’s Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

               This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Company pursuant to paragraph 5.2 herein, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.	HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

               14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

               14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

               14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[Remainder of Page Intentionally Left Blank]

               IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

THE HARTFORD MUTUAL FUNDS, INC.,
on behalf of its series,
THE HARTFORD TOTAL RETURN BOND FUND

By:

Name:

Title:

THE HARTFORD MUTUAL FUNDS, INC.,
on behalf of its series,
THE HARTFORD INCOME ALLOCATION FUND

By:

Name:

Title:

With respect to Paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

HARTFORD INVESTMENT FINANCIAL SERVICES, LLC

By:

Name:

Title:

APPENDIX B: EXPLANATION OF STRATEGIES AND RISKS

INVESTMENT RISKS GENERALLY

Many factors affect each Fund’s performance. There is no assurance that a Fund will achieve its investment goal (investment objective), and investors should not consider any one Fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a Fund could lose money.

•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a Fund’s manager expected, which could result in losses to a Fund or increase volatility in a Fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including

	-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

	-	foreign governments and agencies or instrumentalities of foreign governments

	-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates

•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•	decreased liquidity

•	substantially less volume on foreign stock markets and other securities markets

•	higher commissions and dealer mark-ups

•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•	less uniform accounting, auditing and financial reporting standards

•	less publicly available information about a foreign issuer or borrower

•	less government regulation

•	unfavorable foreign tax laws

•	political or social instability or diplomatic developments in a foreign country

•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity

•	increased price volatility

•	smaller market capitalizations

•	less government regulation

•	less extensive and less frequent accounting, financial and other reporting requirements

•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects

•	lower degree of liquidity in the markets for such stocks

•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•	limited product lines, markets or financial resources

•	dependence on a few key management personnel

•	increased susceptibility to losses and bankruptcy

•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a Fund may not

•	acquire more than 3% of the voting shares of any other investment company,

•	invest more than 5% of a Fund’s total assets in securities of any one investment company, and

•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•	price fluctuation, resulting in a loss to the Fund

•	the risk that an ETF may trade at a discount to its NAV

•	the risk that an active market for an ETF’s shares may not develop or be maintained

•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest.

Illiquid Securities

•

In General. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a Fund’s portfolio become illiquid, a Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Board of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund’s NAV. For more information on fair valuation, please see ‘‘Valuation of Shares.’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, a Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

Fund of Funds Structure (Acquired Fund Only)

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. The Acquired Fund’s sub-adviser invests the Fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and ETFs. A fund of fund’s share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of the fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

The Acquired Fund’s sub-adviser intends to manage the Fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, the sub-adviser may modify the Fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the Fund to pursue its investment goal. The sub-adviser expects to reallocate Underlying Funds quarterly, although it may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	A fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.

•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.

•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-adviser attempts to minimize these costs.

•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-adviser may therefore have an incentive to allocate more of the Acquired Fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-adviser has implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the Company’s Board of Directors.

APPENDIX C: BENEFICIAL OWNERS

The name, address, and share ownership of persons who owned of record or beneficially 5% or more of the outstanding shares of either the Acquired Fund or the Acquiring Fund as of June 22, 2009 are set forth below:

The Hartford Income Allocation Fund

BENEFICIAL OR RECORD OWNER OF SECURITIES	SHARES OWNED	% OWNED
AND ADDRESS

The Hartford Total Return Bond Fund

BENEFICIAL OR RECORD OWNER OF SECURITIES	SHARES OWNED	% OWNED
AND ADDRESS

C-1

PART B

The Hartford Mutual Funds, Inc.
P.O. Box 64387
St. Paul, Minnesota 55164-0387

Statement of Additional Information

[July ___], 2009

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

The Hartford Income Allocation Fund	The Hartford Total Return Bond Fund

This Statement of Additional Information is available to the shareholders of The Hartford Income Allocation Fund (the “Acquired Fund”) in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Funds will be transferred to The Hartford Total Return Bond Fund (the “Acquiring Fund”) in exchange for shares of The Hartford Total Return Bond Fund.

This Statement of Additional Information of the Acquiring Fund consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for The Hartford Mutual Funds, Inc. (the “Company”) dated March 1, 2009 (File Nos. 333-02381/811-07589); and

2.	The Financial Statements of the Acquired Funds and the Acquiring Fund as included in the Company’s Annual Report filed for the year ended October 31, 2008 (File No. 811-07589).

3.	Unaudited Financial Statements of the Acquired Funds and the Acquiring Fund as included in the Company’s Semi-Annual Report filed for the period ended April 30, 2009 (File No. 811-07589)

This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated July __, 2009 relating to the transaction may be obtained, without charge, by writing to The Hartford Mutual Funds, Inc., P.O. Box 64387, St. Paul, MN 55164-0387 or calling 1-888-843-7824 or by visiting www.proxyvote.com. This Statement of Additional Information should be read in conjunction with the Combined Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 since, as of April 30, 2009, the net asset value of The Hartford Income Allocation Fund does not exceed ten percent (10%) of the net asset value of The Hartford Total Return Bond Fund.

Part B-1

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

	1.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)
	1.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)
	1.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

1.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

1.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)
1.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)
1.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)
1.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)
1.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)
1.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)
1.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)
1.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
1.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)
1.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)
1.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
1.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)
1.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)
1.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)
1.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)
1.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)
1.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
1.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)
1.(xxvii)	Articles Supplementary dated November 25, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)
1.(xxviii)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)
1.(xxix)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)
2.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

3.	Not Applicable
4.	Form of Agreement and Plan of Reorganization is incorporated herein as Appendix A to the combined Proxy Statement/Prospectus
5.	No Applicable
6.(i)

Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
6.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)
6.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)
6.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

6,(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)
6.(xiii)

Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

6.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
6.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
6.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
6.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
6.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

6.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxiii)	Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
6.(xxiv)	Amendment No. 23 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)
6.(xxv)

Amendment No. 24 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

6.(xxvi)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(xxvii)

Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxviii)

Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxix)

Amendment No. 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxx)

Amendment No. 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxi)

Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxii)

Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxxiii)

Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

6.(xxxiv)

Amendment No. 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

6.(xxxv)

Amendment No. 9 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xxxvi)

Amendment No. 10 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

6.(xxxvii)

Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxxviii)

Amendment No. 12 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxxix)

Amendment No. 13 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

6.(xl)

Amendment No. 14 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

6.(xli)

Amendment No. 15 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

7.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)
7.(ii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iii)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iv)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(v)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

7.(vi)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(vii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(viii)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(ix)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(x)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

7.(xi)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xiii)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)
7.(xiv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

7.(xv)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)
7.(xvi)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

7.(xvii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)
7.(xviii)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

7.(xix)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

7.(xx)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)
7.(xxi)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

8.	Not Applicable

9.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)
10.(i)

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

10.(ii)	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)
11.

Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-159670) filed on June 2, 2009)

12.	Opinion and Consent of Dechert LLP as to tax matter (to be filed by post-effective amendment)
13.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

13.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

13.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

13.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

13.(vi)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)
13.(vii)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
13.(viii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(ix)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(x)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xi)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xii)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xiii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

13.(xiv)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006

13.(xv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

13.(xvi)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

13.(xvii)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xviii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xix)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

13.(xx)

Thirteenth Amendment to the Fund Accounting Agreement, October 1, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

13.(xxi)

Expense Limitation Agreement Dated as of November 1, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

13.(xxii)

Expense Limitation Agreement Dated as of November 1, 2008 – Target Retirement Funds (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

13.(xxiii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)
14.	Consent of Independent Registered Public Accounting Firm (filed herewith)
15.	Not Applicable
16.	Power of Attorney dated May 6, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-159670) filed on June 2, 2009)
17.	Form of Proxy Card (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-159670) filed on June 2, 2009)

Item 17.	Undertakings
1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned registrant undertakes to file a post-effective amendment to this registration statement that contains an opinion of counsel supporting the two matters described in this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf by the Registrant, in the City of Hartford, State of Connecticut, on the 16th day of June, 2009.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr.

Its: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	June 16, 2009
Tamara L. Fagely	(Chief Accounting Officer &

Chief Financial Officer)

*	Director	June 16, 2009

Lynn S. Birdsong

*	Chairman of the Board	June 16, 2009
Robert M. Gavin, Jr.	and Director

*	Director	June 16, 2009

Duane E. Hill

*	Director	June 16, 2009

Sandra S. Jaffee

*	Director	June 16, 2009

William P. Johnston

*	Director	June 16, 2009

Lemma W. Senbet

*	Director	June 16, 2009

Thomas M. Marra

*	Director	June 16, 2009

Phillip O. Peterson

*	Director	June 16, 2009

Lowndes A. Smith

/s/ Edward P. Macdonald	June 16, 2009

* By Edward P. Macdonald

Attorney-in-fact

* Pursuant to Power of Attorney dated May 6, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-159670) filed on June 2, 2009).

EXHIBIT INDEX

Exhibit No.

14.	Consent of Independent Registered Public Accounting Firm